T. ROWE PRICE Large-Cap Value Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.3%
COMMUNICATION SERVICES 6.7%
Diversified Telecommunication Services 1.2%
Verizon Communications  976,500 37,976
37,976
Entertainment 1.9%
Walt Disney (1) 607,767 60,856
60,856
Interactive Media & Services 1.7%
Alphabet, Class C (1) 76,140 7,919
Meta Platforms, Class A (1) 228,400 48,407
56,326
Media 1.9%
Comcast, Class A  449,837 17,053
News, Class A  2,674,583 46,190
63,243
Total Communication Services 218,401
CONSUMER DISCRETIONARY 2.7%
Automobile Components 0.4%
Magna International (2) 270,030 14,465
14,465
Broadline Retail 0.4%
Kohl's  592,387 13,945
13,945
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands (1) 386,650 22,213
22,213
Specialty Retail 1.2%
Best Buy  398,800 31,214
TJX  101,158 7,927
39,141
Total Consumer Discretionary 89,764
CONSUMER STAPLES 9.6%
Beverages 0.8%
Coca-Cola  416,838 25,856
25,856
Consumer Staples Distribution & Retail 2.3%
Walmart  500,073 73,736
73,736

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products 2.5%
Conagra Brands  1,704,471 64,020
Tyson Foods, Class A  293,200 17,393
81,413
Household Products 1.5%
Kimberly-Clark  364,702 48,950
48,950
Tobacco 2.5%
Philip Morris International  821,328 79,874
79,874
Total Consumer Staples 309,829
ENERGY 7.8%
Oil, Gas & Consumable Fuels 7.8%
ConocoPhillips  491,365 48,748
Exxon Mobil  474,167 51,997
TC Energy (2) 1,369,016 53,269
TotalEnergies, ADR  1,666,509 98,407
Total Energy 252,421
FINANCIALS 19.2%
Banks 9.7%
Bank of America  2,586,751 73,981
Citigroup  607,300 28,476
Fifth Third Bancorp  1,388,135 36,980
Huntington Bancshares  3,082,596 34,525
U.S. Bancorp  1,438,771 51,868
Wells Fargo  2,362,468 88,309
314,139
Financial Services 3.8%
Equitable Holdings  1,536,847 39,020
Fiserv (1) 762,610 86,198
125,218
Insurance 5.7%
American International Group  1,156,581 58,246
Chubb  400,434 77,756
Hartford Financial Services Group  716,059 49,902
185,904
Total Financials 625,261

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 20.5%
Biotechnology 1.0%
AbbVie  211,387 33,689
33,689
Health Care Equipment & Supplies 7.2%
Baxter International  501,700 20,349
Becton Dickinson & Company  291,263 72,099
GE HealthCare Technologies (1) 212,367 17,420
Medtronic  679,322 54,767
Zimmer Biomet Holdings  525,827 67,937
232,572
Health Care Providers & Services 4.7%
Cigna Group  198,524 50,729
CVS Health  408,480 30,354
Elevance Health  154,836 71,195
152,278
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific  31,859 18,363
18,363
Pharmaceuticals 7.0%
Bristol-Myers Squibb  374,100 25,929
Elanco Animal Health (1) 1,702,985 16,008
Johnson & Johnson  663,578 102,854
Merck  402,977 42,873
Pfizer  1,016,081 41,456
229,120
Total Health Care 666,022
INDUSTRIALS & BUSINESS SERVICES 9.1%
Aerospace & Defense 1.8%
L3Harris Technologies  294,500 57,793
57,793
Air Freight & Logistics 1.0%
United Parcel Service, Class B  161,140 31,260
31,260
Industrial Conglomerates 3.2%
General Electric  460,301 44,005
Siemens (EUR)  364,426 59,038
103,043
Machinery 2.6%
Cummins  186,176 44,474

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Stanley Black & Decker  517,500 41,700
86,174
Passenger Airlines 0.5%
Southwest Airlines  538,239 17,514
17,514
Total Industrials & Business Services 295,784
INFORMATION TECHNOLOGY 6.1%
Communications Equipment 0.6%
Cisco Systems  390,512 20,414
20,414
Semiconductors & Semiconductor Equipment 3.3%
Applied Materials  87,191 10,710
QUALCOMM  653,341 83,353
Texas Instruments  71,653 13,328
107,391
Software 0.8%
Microsoft  92,826 26,762
26,762
Technology Hardware, Storage & Peripherals 1.4%
Samsung Electronics, GDR  3,887 4,802
Western Digital (1) 1,045,500 39,384
44,186
Total Information Technology 198,753
MATERIALS 3.6%
Chemicals 2.5%
CF Industries Holdings  331,891 24,059
International Flavors & Fragrances  393,167 36,155
RPM International  224,940 19,624
79,838
Containers & Packaging 1.1%
International Paper  997,155 35,957
35,957
Total Materials 115,795
REAL ESTATE 4.5%
Residential Real Estate Investment Trusts 2.4%
AvalonBay Communities, REIT  471,142 79,180
79,180
Specialized Real Estate Investment Trusts 2.1%
Equinix, REIT  23,400 16,872

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Weyerhaeuser, REIT  1,681,127 50,653
67,525
Total Real Estate 146,705
UTILITIES 7.5%
Electric Utilities 3.5%
Entergy  82,460 8,884
Southern  1,518,539 105,660
114,544
Multi-Utilities 4.0%
Ameren  395,163 34,138
Dominion Energy  691,300 38,651
Sempra Energy  383,838 58,021
130,810
Total Utilities 245,354
Total Common Stocks (Cost $2,686,900) 3,164,089
CONVERTIBLE PREFERRED STOCKS 0.2%
HEALTH CARE 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23 (2) 129,492 6,503
Total Health Care 6,503
Total Convertible Preferred Stocks (Cost $6,474) 6,503
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 4.82% (3)(4) 69,923,989 69,924
Total Short-Term Investments (Cost $69,924) 69,924

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.82% (3)(4) 27,413,118 27,413
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 27,413
Total Securities Lending Collateral (Cost $27,413) 27,413
Total Investments in Securities 100.5%
(Cost $2,790,711) $ 3,267,929
Other Assets Less Liabilities (0.5)% (15,835)
Net Assets 100.0% $ 3,252,094
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GDR Global Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Large-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 741++
Totals $ —# $ — $ 741+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 124,927  ¤  ¤ $ 97,337
Total $ 97,337^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $741 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $97,337.

T. ROWE PRICE Large-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Value Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Large-Cap Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Large-Cap Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,100,249 $ 63,840 $ — $ 3,164,089
Convertible Preferred Stocks — 6,503 — 6,503
Short-Term Investments 69,924 — — 69,924
Securities Lending Collateral 27,413 — — 27,413
Total $ 3,197,586 $ 70,343 $ — $ 3,267,929

T. ROWE PRICE Large-Cap Value Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1233-054Q1 03/23